Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2020
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information

	November 30,
(in millions)	2020	2019
Cash and cash equivalents (Consolidated Balance Sheets)	$9,513	$518
Restricted cash included in prepaid expenses and other and other assets	179	13
Total cash, cash equivalents and restricted cash (Consolidated Statements of Cash Flows)	$9,692	$530

Cash paid for interest, net of capitalized interest, was $610 million in 2020, $171 million in 2019 and $182 million in 2018. In addition, cash paid for income taxes, net was not material in 2020, $46 million in 2019 and $58 million in 2018.

In connection with the repurchase of the Convertible Notes as part of the August and November Registered Direct Offerings, as an administrative convenience, we permitted the purchasers of 151.2 million of Carnival Corporation common stock to offset the purchase price payable to us against our obligation to pay the purchase price for $1.3 billion aggregate principal amount of the Convertible Notes held by them, which is reflected as a non-cash transaction for the year ended November 30, 2020.